Trade and Other Payables - Summary of Other Payables (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Wages and salaries payable and other related obligations	₽ 3,538	₽ 3,425
Accounts payable for property, plant and equipment	3,164	2,600
Dividends payable, common shares	136	146
Dividends payable, preferred shares	80	86
Other	3,667	4,255
Total	₽ 10,585	₽ 10,512